Consolidated Statements of Income - Parenthetical - shares	Dec. 31, 2016	Dec. 31, 2015
Voting Common Stock
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Shares, Outstanding	168,300	168,300